Expense Example, No Redemption - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Worldwide Fund - Class A
Expense Example, No Redemption:
1 Year	$ 666
3 Years	860
5 Years	1,070
10 Years	1,674
Fidelity Advisor Worldwide Fund - Class C
Expense Example, No Redemption:
1 Year	174
3 Years	539
5 Years	928
10 Years	1,818
Fidelity Advisor Worldwide Fund - Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Advisor Worldwide Fund - Class I
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	847
Fidelity Advisor Worldwide Fund - Class Z
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	$ 689